Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories
Schedule of inventories by major categories

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Raw materials	29,804	29,109	4,672
Consumables and packaging materials	19,224	16,225	2,604
Work-in-progress	12,243	13,018	2,090
Finished goods	65,437	62,580	10,045
Total inventories	126,708	120,932	19,411